SCUDDER
                                                                     INVESTMENTS


Supplement to the currently effective Class C prospectus of each of the listed funds:

 Scudder 21st Century Growth Fund

 Scudder Aggressive Growth Fund

 Scudder Blue Chip Fund

 Scudder California Tax-Free Income Fund

 Scudder Capital Growth Fund

 Scudder Dynamic Growth Fund

 Scudder Fixed Income Fund

 Scudder Flag Investors Equity Partners Fund

 Scudder Flag Investors Value Builder Fund

 Scudder Florida Tax-Free Income Fund

 Scudder Global Biotechnology Fund

 Scudder Global Fund

 Scudder Growth Fund

 Scudder Growth and Income Fund

 Scudder Health Care Fund

 Scudder High Income Fund

 Scudder High Income Opportunity Fund

 Scudder High Yield Tax-Free Fund

 Scudder Income Fund

 Scudder Intermediate Tax/AMT Free Fund

 Scudder International Fund

 Scudder Japanese Equity Fund

Scudder Large Company Growth Fund

Scudder Large Company Value Fund

Scudder Managed Municipal Bond Fund

Scudder Massachusetts Tax-Free Fund

Scudder Micro Cap Fund

Scudder Mid Cap Fund

Scudder New York Tax-Free Income Fund

Scudder Pathway Series -- Conservative Portfolio

Scudder Pathway Series -- Growth Portfolio

Scudder Pathway Series -- Moderate Portfolio

Scudder PreservationPlus Income Fund

Scudder S&P 500 Stock Fund

Scudder Select 500 Fund

Scudder Short Duration Fund

Scudder Short-Term Bond Fund

Scudder Small Cap Fund

Scudder Small Company Stock Fund

Scudder Small Company Value Fund

Scudder Strategic Income Fund

Scudder Tax Advantaged Dividend Fund

Scudder Technology Fund

Scudder Technology Innovation Fund

Scudder Top 50 US Fund

Scudder U.S. Government Securities Fund


The following information supplements each of the above-listed funds' currently effective Class C prospectus:

Effective March 1, 2004, the 1.00% front-end sales charge (load) imposed on purchases of Class C shares of the fund was eliminated. Class C shares of the fund are offered at net asset value and will continue to be subject to a contingent deferred sales charge of 1.00% (for shares sold within one year of purchase) and Rule 12b-1 fees, as described in each prospectus. The following replaces the "Shareholder Fees" information for Class C shares of each fund as set forth in the Fee Table under "How Much Investors Pay":

Shareholder Fees, paid directly from your investment
-----------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as % of offering price)           None
-----------------------------------------------------------------------------------------
Maximum Contingent Deferred Sales Charge (Load) (as % of redemption proceeds)       1.00%
-----------------------------------------------------------------------------------------

The following information updates the expense example information for Class C shares in the "How Much Investors Pay" section of each fund's prospectus to reflect the elimination of the 1.00% front-end sales charge (load):


-------------------------------------------------------------------------------------------------------------------------------
                                    Expenses, assuming you sold your shares
Example                                     at the end of each period              Expenses, assuming you kept your shares
-------------------------------------------------------------------------------------------------------------------------------
                                    1 Year     3 Years     5 Years    10 Years     1 Year     3 Years     5 Years    10 Years
-------------------------------------------------------------------------------------------------------------------------------
Scudder 21st Century Growth Fund      352         983      1,735       3,716         252        983       1,735       3,716
-------------------------------------------------------------------------------------------------------------------------------
Scudder Aggressive Growth Fund        353         937      1,645       3,524         253        937       1,645       3,524
-------------------------------------------------------------------------------------------------------------------------------
Scudder Blue Chip Fund                303         663      1,149       2,490         203        663       1,149       2,490
-------------------------------------------------------------------------------------------------------------------------------
Scudder California Tax-Free           262         502        866       1,889         162        502         866       1,889
  Income Fund
-------------------------------------------------------------------------------------------------------------------------------
Scudder Capital Growth Fund           303         795      1,412       3,079         203        795       1,412       3,079
-------------------------------------------------------------------------------------------------------------------------------
Scudder Dynamic Growth Fund           355         967      1,702       3,643         255        967       1,702       3,643
-------------------------------------------------------------------------------------------------------------------------------
Scudder Fixed Income Fund             258         490        845       1,845         158        490         845       1,845
-------------------------------------------------------------------------------------------------------------------------------
Scudder Flag Investors Equity         300         618      1,062       2,296         200        618       1,062       2,296
  Partners Fund
-------------------------------------------------------------------------------------------------------------------------------
Scudder Flag Investors Value          290         588      1,011       2,190         190        588       1,011       2,190
  Builder Fund
-------------------------------------------------------------------------------------------------------------------------------




-------------------------------------------------------------------------------------------------------------------------------
                                    Expenses, assuming you sold your shares
Example                                     at the end of each period              Expenses, assuming you kept your shares
-------------------------------------------------------------------------------------------------------------------------------
                                    1 Year     3 Years     5 Years    10 Years     1 Year     3 Years     5 Years    10 Years
-------------------------------------------------------------------------------------------------------------------------------
Scudder Florida Tax-Free Income      $280        $557       $959      $2,084        $180       $557        $959      $2,084
  Fund
-------------------------------------------------------------------------------------------------------------------------------
Scudder Global Biotechnology          328       1,548      2,827       5,860         228      1,548       2,827       5,860
  Fund
-------------------------------------------------------------------------------------------------------------------------------
Scudder Global Fund                   349         871      1,518       3,254         249        871       1,518       3,254
-------------------------------------------------------------------------------------------------------------------------------
Scudder Growth Fund                   302         773      1,371       2,989         202        773       1,371       2,989
-------------------------------------------------------------------------------------------------------------------------------
Scudder Growth and Income Fund        299         671      1,170       2,544         199        671       1,170       2,544
-------------------------------------------------------------------------------------------------------------------------------
Scudder Health Care Fund              343         802      1,441       3,158         243        802       1,441       3,158
-------------------------------------------------------------------------------------------------------------------------------
Scudder High Income Fund              276         545        939       2,041         176        545         939       2,041
-------------------------------------------------------------------------------------------------------------------------------
Scudder High Income Opportunity       308         643      1,103       2,379         208        643       1,103       2,379
  Fund
-------------------------------------------------------------------------------------------------------------------------------
Scudder High Yield Tax-Free Fund      280         557        959       2,084         180        557         959       2,084
-------------------------------------------------------------------------------------------------------------------------------
Scudder Income Fund                   294         613      1,070       2,339         194        613       1,070       2,339
-------------------------------------------------------------------------------------------------------------------------------
Scudder Intermediate Tax/AMT          270         526        907       1,976         170        526         907       1,976
  Free Fund
-------------------------------------------------------------------------------------------------------------------------------
Scudder International Fund            338         752      1,292       2,769         238        752       1,292       2,769
-------------------------------------------------------------------------------------------------------------------------------
Scudder Japanese Equity Fund          318         876      1,559       3,380         218        876       1,559       3,380
-------------------------------------------------------------------------------------------------------------------------------
Scudder Large Company Growth Fund     306         865      1,548       3,371         206        865       1,548       3,371
-------------------------------------------------------------------------------------------------------------------------------
Scudder Large Company Value Fund      305         782      1,386       3,018         205        782       1,386       3,018
-------------------------------------------------------------------------------------------------------------------------------
Scudder Managed Municipal Bond        259         493        850       1,856         159        493         850       1,856
  Fund
-------------------------------------------------------------------------------------------------------------------------------
Scudder Massachusetts Tax-Free        282         563        970       2,105         182        563         970       2,105
  Fund
-------------------------------------------------------------------------------------------------------------------------------
Scudder Micro Cap Fund                352         861      1,496       3,203         252        861       1,496       3,203
-------------------------------------------------------------------------------------------------------------------------------
Scudder Mid Cap Fund                  303         646      1,115       2,414         203        646       1,115       2,414
-------------------------------------------------------------------------------------------------------------------------------
Scudder New York Tax-Free             265         511        881       1,922         165        511         881       1,922
  Income Fund
-------------------------------------------------------------------------------------------------------------------------------
Scudder Pathway Series --             279         602      1,051       2,298         179        602       1,051       2,298
  Conservative Portfolio
-------------------------------------------------------------------------------------------------------------------------------
Scudder Pathway Series --             286         644      1,129       2,467         186        644       1,129       2,467
  Growth Portfolio
-------------------------------------------------------------------------------------------------------------------------------
Scudder Pathway Series --            $284        $607     $1,056      $2,302        $184       $607      $1,056      $2,302
  Moderate Portfolio
-------------------------------------------------------------------------------------------------------------------------------
Scudder PreservationPlus              328         705      1,209       2,594         228        705       1,209       2,594
  Income Fund
-------------------------------------------------------------------------------------------------------------------------------
Scudder S&P 500 Stock Fund            282         657      1,159       2,540         182        657       1,159       2,540
-------------------------------------------------------------------------------------------------------------------------------
Scudder Select 500 Fund               297         609      1,047       2,264         197        609       1,047       2,264
-------------------------------------------------------------------------------------------------------------------------------
Scudder Short Duration Fund           258         508        883       1,936         158        508         883       1,936
-------------------------------------------------------------------------------------------------------------------------------
Scudder Short-Term Bond Fund          283         566        975       2,116         183        566         975       2,116
-------------------------------------------------------------------------------------------------------------------------------
Scudder Small Cap Fund                303         652      1,128       2,442         203        652       1,128       2,442
-------------------------------------------------------------------------------------------------------------------------------
Scudder Small Company Stock Fund      351         838      1,451       3,105         251        838       1,451       3,105
-------------------------------------------------------------------------------------------------------------------------------
Scudder Small Company Value Fund      329         706      1,210       2,595         229        706       1,210       2,595
-------------------------------------------------------------------------------------------------------------------------------
Scudder Strategic Income Fund         300         618      1,062       2,296         200        618       1,062       2,296
-------------------------------------------------------------------------------------------------------------------------------
Scudder Tax Advantaged                279         652      1,152       2,528         179        652       1,152       2,528
  Dividend Fund
-------------------------------------------------------------------------------------------------------------------------------
Scudder Technology Fund               318         673      1,154       2,483         218        673       1,154       2,483
-------------------------------------------------------------------------------------------------------------------------------
Scudder Technology Innovation         359         847      1,510       3,286         259        847       1,510       3,286
  Fund
-------------------------------------------------------------------------------------------------------------------------------
Scudder Top 50 US Fund                293         891      1,613       3,525         193        891       1,613       3,525
-------------------------------------------------------------------------------------------------------------------------------
Scudder U.S. Government               267         517        892       1,944         167        517         892       1,944
  Securities Fund
-------------------------------------------------------------------------------------------------------------------------------

All other references to a front-end sales charge imposed on purchases of Class C shares that appear in the fund's current prospectus are hereby deleted.



April 8, 2004
SMF-3620